UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21940
                                                     ---------

                              EIP Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               Westport, CT 06880
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               Westport, CT 06880
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-349-8232
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
--------------                                                   --------------

CORPORATE NOTES AND BONDS (a) - 78.15%+

                 BANKS - NATIONAL COMMERCIAL - 13.47%
$    4,000,000   Bank of America Corp.
                    Senior Unsecured Notes
                    3.212%, 08/02/10 (b)                         $    3,945,160
     5,000,000   Citigroup, Inc.
                    Unsecured Notes
                    3.291%, 01/30/09 (b)                              4,956,130
     2,000,000   Credit Suisse (USA), Inc.
                    Senior Notes, Series 1
                    3.080%, 06/05/09 (b)                              1,974,620
     3,000,000   Credit Suisse (USA), Inc.
                    3.265%, 08/15/10 (b)                              2,921,274
     3,000,000   Credit Suisse First Boston, NY
                    6.500%, 05/01/08 (c)                              3,006,003
     3,000,000   Fortis Bank SA/NV NY
                    2.623%, 04/28/08 (b)                              2,999,790
     4,000,000   HSBC Bank (USA) NA NY
                    Senior Notes
                    3.130%, 06/10/09 (b)                              3,988,656
     2,400,000   Wells Fargo & Co.
                    Senior Unsecured Notes
                    2.659%, 03/23/10 (b)                              2,362,066
                                                                 --------------
                                                                     26,153,699
                                                                 --------------
                 BANKS - STATE COMMERCIAL - 2.19%
     3,000,000   Fifth Third Bank
                    Bank Note, Series 1
                    3.284%, 10/27/09 (b)                              2,995,902
     1,250,000   National City Bank
                    Bank Note
                    3.996%, 04/18/08 (b)                              1,249,860
                                                                 --------------
                                                                      4,245,762
                                                                 --------------
                 CREDIT - MISCELLANEOUS BUSINESS - 9.00%
    10,000,000   General Electric Capital Corp., MTN
                    3.475%, 05/05/26 (b)                              8,346,180
    10,000,000   General Electric Capital Corp., MTN
                    4.820%, 01/08/16 (b)                              9,128,150
                                                                 --------------
                                                                     17,474,330
                                                                 --------------
                 CREDIT - PERSONAL - 8.31%
     4,000,000   American Express Credit
                    Series B, MTN
                    Senior Notes
                    3.261%, 10/04/10 (b)                              3,782,148
     6,000,000   American Express Credit, MTN
                    2.978%, 06/16/11 (b)                              5,753,772
     3,000,000   HSBC Finance Corp.
                    Senior Notes
                    4.508%, 01/15/14 (b)                              2,652,270
     5,000,000   SLM Corp., MTN
                    3.491%, 07/26/10 (b)                              3,939,715
                                                                 --------------
                                                                     16,127,905
                                                                 --------------
                 DEPARTMENT STORES - 3.61%
     7,000,000   Wal-Mart Stores, Inc.
                    Senior Notes
                    2.700%, 06/16/08 (b)                              7,000,777
                                                                 --------------

                                                                     MARKET
  PAR VALUE                                                          VALUE
--------------                                                   --------------

CORPORATE NOTES AND BONDS (CONTINUED)

                 ENERGY - 0.83%
$      585,000   BP Amoco PLC
                    Senior Unsecured Notes
                    5.900%, 04/15/09                             $      601,595
     1,000,000   BP Amoco PLC
     `              Senior Unsecured Notes
                    7.000%, 04/15/08                                  1,004,260
                                                                 --------------
                                                                      1,605,855
                                                                 --------------
                 FINANCE - 7.95%
     8,355,000   ASIF Global Finance XXIII
                    3.900%, 10/22/08 (c)                              8,331,347
     1,000,000   JPMorgan Chase & Co.
                    6.000%, 08/01/08                                  1,007,773
     6,000,000   JPMorgan Chase & Co., MTN,
                    Series A
                    6.000%, 01/15/09                                  6,102,174
                                                                 --------------
                                                                     15,441,294
                                                                 --------------
                 FOOD - WHOLESALE/DISTRIBUTION - 4.73%
     9,000,000   Pepsi Bottling Holdings, Inc.
                    5.625%, 02/17/09 (c)                              9,184,104
                                                                 --------------
                 INSURANCE - FIRE AND MARINE - 7.77%
     4,000,000   Allstate Financial Global Fund
                    4.250%, 09/10/08 (c)                              4,020,380
     1,000,000   Allstate Life Global Funding Trust, MTN
                    2.696%, 06/30/08 (b)                                999,747
     5,000,000   American International Group,Inc.
                    Senior Notes
                    2.599%, 06/23/08 (b) (c)                          4,978,080
     2,350,000   MassMutual Global Funding II
                    2.550%, 07/15/08 (c)                              2,347,711
     1,250,000   MassMutual Global Funding II
                    3.170%, 08/26/11 (b) (c)                          1,233,192
     1,500,000   Metropolitan Global Funding I
                    2.950%, 03/17/09 (b) (c)                          1,499,315
                                                                 --------------
                                                                     15,078,425
                                                                 --------------
                 INSURANCE - LIFE - 4.13%
     4,000,000   Jackson National Life Fund
                    4.899%, 04/01/09 (b) (c)                          4,009,968
     4,000,000   Nationwide Life Global Funding, MTN
                    2.679%, 09/23/08 (b) (c)                          3,999,864
                                                                 --------------
                                                                      8,009,832
                                                                 --------------
                 LUMBER AND OTHER MATERIALS - 4.05%
     8,250,000   Home Depot, Inc. (The)
                    Senior Unsecured Notes
                    2.925%, 12/16/09 (b)                              7,870,615
                                                                 --------------
                 PETROLEUM REFINING - 0.90%
     1,750,000   BP Capital Markets PLC, EMTN
                    Series 27, Tranche 1
                    3.375%, 12/15/08                                  1,758,155
                                                                 --------------
                 SECURITIES BROKER/DEALER - 8.42%
     5,000,000   Goldman Sachs Group, Inc.
                    4.877%, 01/12/15 (b)                              4,453,485
     5,000,000   Merrill Lynch & Co., Inc., MTN
                    3.531%, 07/25/11 (b)                              4,551,345

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 1

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2008

                                                                     MARKET
  PAR VALUE                                                          VALUE
--------------                                                   --------------

CORPORATE NOTES AND BONDS (CONTINUED)

                 SECURITIES BROKER/DEALER (CONTINUED)
$    3,000,000   Morgan Stanley
                    4.201%, 01/18/11 (b)                         $    2,803,224
     1,000,000   Morgan Stanley
                    Senior Unsecured Notes
                    4.793%, 01/09/12 (b)                                921,738
     4,000,000   Morgan Stanley, MTN
                    Senior Unsecured Notes
                    4.401%, 10/18/16 (b)                              3,609,168
                                                                 --------------
                                                                     16,338,960
                                                                 --------------
                 UTILITIES - 0.73%
     1,370,000   Florida Power & Light
                    5.875%, 04/01/09                                  1,408,976
                                                                 --------------
                 VEHICLE/CAR BODY - 2.06%
     4,000,000   Toyota Motor Credit Corp.
                    2.875%, 08/01/08                                  3,993,832
                                                                 --------------
                 TOTAL CORPORATE NOTES AND BONDS
                    (Cost $158,510,982)                             151,692,521
                                                                 --------------

    SHARES
--------------

MASTER LIMITED PARTNERSHIPS - 47.93%+

                 CONSUMER CYCLICALS - 2.68%
        69,432   AmeriGas Partners, LP                                2,093,375
        56,425   Global Partners, LP                                  1,015,650
        53,801   Inergy Holdings, LP                                  2,095,549
                                                                 --------------
                                                                      5,204,574
                                                                 --------------
                 ENERGY - 43.76%
         6,300   Atlas Pipeline Partners, LP                            252,378
        49,438   Buckeye GP Holdings, LP                              1,140,535
        53,727   Buckeye Partners, LP                                 2,476,815
       104,200   Crosstex Energy, LP                                  3,203,108
       106,467   DCP Midstream Partners, LP                           3,087,543
        14,700   Duncan Energy Partners, LP                             271,656
        93,300   Encore Energy Partners, LP                           1,987,290
        63,700   Energy Transfer Equity, LP                           1,989,988
        81,994   Energy Transfer Partners, LP                         3,744,666
       357,800   Enterprise GP Holdings, LP                          10,691,064
        77,000   Enterprise Products Partners, LP                     2,286,900
        96,196   EV Energy Partners, LP                               2,467,427
        29,245   Hiland Holdings GP, LP                                 675,560
         5,321   Hiland Partners, LP                                    242,052
        57,500   Holly Energy Partners, LP                            2,207,425
       478,135   Magellan Midstream Holdings, LP                     10,954,073
       171,000   Magellan Midstream Partners, LP                      6,925,500
        51,540   Natural Resource Partners, LP                        1,461,159
        57,550   Nustar Energy LP                                     2,787,722
       162,200   NuStar GP Holdings, LLC                              4,105,282
       134,935   ONEOK Partners, LP                                   7,758,763
        14,799   Penn Virginia GP Holdings, LP                          400,757
        68,201   Penn Virginia Resource Partners, LP                  1,701,615
        76,000   Plains All American Pipeline, LP                     3,613,040
        72,000   Quest Energy Partners LP                             1,008,000
         3,750   Quicksilver Gas Services, LP                            91,800
        17,267   Spectra Energy Partners, LP                            418,552

                                                                     MARKET
    SHARES                                                           VALUE
--------------                                                   --------------

MASTER LIMITED PARTNERSHIPS (CONTINUED)

                 ENERGY (CONTINUED)
        76,716   Sunoco Logistics Partners, LP                   $    3,743,741
        40,809   TC Pipelines, LP                                     1,403,013
        17,000   Transmontaigne Partners, LP                            482,120
        43,000   Williams Partners, LP                                1,354,500
                                                                 --------------
                                                                     84,934,044
                                                                 --------------
                 INDUSTRIAL - 1.19%
        80,310   Teekay LNG Partners, LP                              2,306,503
                                                                 --------------
                 UTILITIES - 0.30%
        15,000   Suburban Propane Partners, LP                          582,450
                                                                 --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS
                    (Cost $97,169,558)                               93,027,571
                                                                 --------------

COMMON STOCKS - 21.72%+

                 ENERGY - 18.33%
       153,624   Enbridge Energy Management, LLC (d)                  7,470,754
        89,500   Enbridge, Inc.                                       3,683,820
       289,216   Kinder Morgan Management, LLC (d)                   14,741,346
       128,700   ONEOK, Inc.                                          5,743,881
       115,200   Spectra Energy Corp.                                 2,620,800
        21,700   TransCanada Corp.                                      836,101
        15,000   Williams Companies, Inc.                               494,700
                                                                 --------------
                                                                     35,591,402
                                                                 --------------
                 FINANCE - 1.91%
        35,929   Kayne Anderson Energy Development Co. (e)              894,632
        72,353   NGP Capital Resources Co. (e)                        1,188,036
       123,289   Tortoise Capital Resources Corp.                     1,559,606
         2,738   Tortoise North American Energy Corp. (e)                62,016
                                                                 --------------
                                                                      3,704,290
                                                                 --------------
                 FUND - 0.49%
        30,000   BearLinx Alerian MLP Select Index, ETN                 944,400
                                                                 --------------
                 UTILITIES - 0.99%
         8,000   ITC Holdings Corp.                                     416,480
        60,300   UGI Corp.                                            1,502,676
                                                                 --------------
                                                                      1,919,156
                                                                 --------------
                 TOTAL COMMON STOCKS
                    (Cost $40,145,587)                               42,159,248
                                                                 --------------

CANADIAN INCOME TRUSTS - 9.74%+

                 CONSUMER CYCLICALS - 0.19%
        23,000   Westshore Terminals Income Fund                        374,650
                                                                 --------------
                 ENERGY - 3.12%
        50,900   AltaGas Income Trust                                 1,205,990
       115,100   Enbridge Income Fund                                 1,154,981
       150,000   Peak Energy Services Trust                             365,337
        82,000   Pembina Pipeline Income Fund                         1,302,158
       192,000   Phoenix Technology Income Fund                       2,029,519
                                                                 --------------
                                                                      6,057,985
                                                                 --------------
                 INDUSTRIAL - 2.86%
       115,000   Mullen Group Income Fund                             2,111,890

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 2

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2008

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     --------------

CANADIAN INCOME TRUSTS (CONTINUED)

               INDUSTRIAL (CONTINUED)
     206,400   Newalta Income Fund                               $    3,448,546
                                                                 --------------
                                                                      5,560,436
                                                                 --------------
               UTILITIES - 3.57%
     147,300   Energy Savings Income Fund                             1,874,166
     184,600   Keyera Facilities Income Fund                          3,776,706
     101,000   Northland Power Income Fund                            1,268,342
                                                                 --------------
                                                                      6,919,214
                                                                 --------------
               TOTAL CANADIAN INCOME TRUSTS
                  (Cost $19,371,750)                                 18,912,285
                                                                 --------------

  PAR VALUE
------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (a) - 15.77%+

               FEDERAL HOME LOAN BANK - 1.01%
               Federal Home Loan Bank
$  1,965,000   2.625%, 07/15/08                                       1,966,448
                                                                 --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.38%
               Federal National Mortgage Association
  10,000,000   2.500%, 06/15/08                                      10,001,990
               Federal National Mortgage Association
   2,375,000   3.750%, 09/15/08                                       2,390,015
                                                                 --------------
                                                                     12,392,005
                                                                 --------------
               FEDERAL HOME LOAN MORTGAGE - 8.38%
               Federal Home Loan Mortgage
   8,000,000   5.375%, 01/09/14                                       8,139,512
               Federal Home Loan Mortgage
   8,000,000   4.900%, 04/22/10                                       8,120,920
                                                                 --------------
                                                                     16,260,432
                                                                 --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS
                  (Cost $30,365,234)                                 30,618,885
                                                                 --------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                     --------------

INVESTMENT COMPANY - 7.82%+

  15,186,325   PNC Bank Money Market                             $   15,186,325
                                                                 --------------
               TOTAL INVESTMENT COMPANY
                  (Cost $15,186,325)                                 15,186,325
                                                                 --------------
TOTAL INVESTMENTS - 181.13%+
   (Cost $360,749,436)                                              351,596,835
                                                                 --------------

  PRINCIPAL
------------

REVERSE REPURCHASE AGREEMENTS (f) - (89.24)%+

$ (3,880,000)  With Credit Suisse for Allstate Corp., 3.35%
                  dated 03/31/08, to be repurchased at
                  $3,880,361 on 04/01/08                             (3,880,000)
    (957,500)  With Credit Suisse for Allstate Corp., 3.35%
                  dated 03/31/08, to be repurchased at
                  $957,589 on 04/01/08                                 (957,500)
  (1,900,000)  With Credit Suisse for American Express Credit,
                  3.35% dated 03/31/08, to be repurchased at
                  $1,900,177 on 04/01/08                             (1,900,000)
  (1,940,000)  With Credit Suisse for American Express Credit,
                  3.35% dated 03/31/08, to be repurchased at
                  $1,940,181 on 04/01/08                             (1,940,000)
  (5,700,000)  With Credit Suisse for American Express Credit,
                  3.35% dated 03/31/08, to be repurchased at
                  $5,700,530 on 04/01/08                             (5,700,000)
  (4,900,000)  With Credit Suisse for American International
                  Group, Inc., 3.35% dated 03/31/08, to be
                  repurchased at $4,900,456 on 04/01/08              (4,900,000)
  (8,104,000)  With Credit Suisse for ASIF Global Finance
                  XXIII, 3.35% dated 03/31/08, to be
                  repurchased at $8,104,754 on 04/01/08              (8,104,000)
  (3,880,000)  With Credit Suisse for Bank of America Corp.,
                  3.35% dated 03/31/08, to be repurchased at
                  $3,880,361 on 04/01/08                             (3,880,000)
  (1,000,000)  With Credit Suisse for BP Capital Markets PLC,
                  3.35% dated 03/31/08, to be repurchased at
                  $1,000,093 on 04/01/08                             (1,000,000)
  (1,690,000)  With Credit Suisse for BP Capital Markets PLC,
                  3.35% dated 03/31/08, to be repurchased at
                  $1,690,157 on 04/01/08                             (1,690,000)
    (580,000)  With Credit Suisse for BP Capital Markets PLC,
                  3.50% dated 03/31/08, to be repurchased at
                  $580,056 on 04/01/08                                 (580,000)
  (4,850,000)  With Credit Suisse for Citigroup, Inc., 3.35%
                  dated 03/31/08, to be repurchased at
                  $4,850,451 on 04/01/08                             (4,850,000)
  (1,940,000)  With Credit Suisse for Credit Suisse (USA), Inc.,
                  3.35% dated 03/31/08, to be repurchased at
                  $1,940,181 on 04/01/08                             (1,940,000)
  (2,910,000)  With Credit Suisse for Credit Suisse (USA), Inc.,
                  3.35% dated 03/31/08, to be repurchased at
                  $2,910,271 on 04/01/08                             (2,910,000)
  (2,910,000)  With Credit Suisse for Credit Suisse First
                  Boston, NY, 3.35% dated 03/31/08, to be
                  repurchased at $2,910,271 on 04/01/08              (2,910,000)
  (1,906,000)  With Credit Suisse for Federal Home Loan
                  Bank, 3.30% dated 03/31/08, to be
                  repurchased at $1,906,175 on 04/01/08              (1,906,000)
  (6,700,000)  With Credit Suisse for Federal Home Loan
                  Mortgage Association, 3.30% dated 03/31/08,
                  to be repurchased at $6,700,614 on 04/01/08        (6,700,000)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 3

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2008

                                                                     MARKET
  PRINCIPAL                                                          VALUE
--------------                                                   --------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$   (3,960,000)  With Credit Suisse for Federal Home Loan
                    Mortgage, 3.30% dated 03/31/08, to be
                    repurchased at $3,960,363 on 04/01/08        $   (3,960,000)
    (3,960,000)  With Credit Suisse for Federal Home Loan
                    Mortgage, 3.30% dated 03/31/08, to be
                    repurchased at $3,960,363 on 04/01/08            (3,960,000)
    (2,304,000)  With Credit Suisse for Federal National
                    Mortgage Association, 3.30% dated
                    03/31/08, to be repurchased at
                    $2,304,211 on 04/01/08                           (2,304,000)
    (2,900,000)  With Credit Suisse for Federal National
                    Mortgage Association, 3.30% dated
                    03/31/08, to be repurchased at
                    $2,900,266 on 04/01/08                           (2,900,000)
    (6,800,000)  With Credit Suisse for Federal National
                    Mortgage Association, 3.30% dated
                    03/31/08, to be repurchased at
                    $6,800,623 on 04/01/08                           (6,800,000)
    (1,370,000)  With Credit Suisse for Florida Power &
                    Light, 3.50% dated 03/31/08, to be
                    repurchased at $1,370,133 on 04/01/08            (1,370,000)
    (2,850,000)  With Credit Suisse for Fortis Bank NY,
                    3.35% dated 03/31/08, to be repurchased at
                    $2,850,265 on 04/01/08                           (2,850,000)
    (1,500,000)  With Credit Suisse for General Electric
                    Capital Corp., 3.10% dated 03/31/08, to be
                    repurchased at $1,500,129 on 04/01/08            (1,500,000)
    (5,550,000)  With Credit Suisse for General Electric
                    Capital Corp., 3.25% dated 03/31/08, to be
                    repurchased at $5,550,501 on 04/01/08            (5,550,000)
    (1,800,000)  With Credit Suisse for General Electric
                    Capital Corp., 3.35% dated 03/31/08, to be
                    repurchased at $1,800,168 on 04/01/08            (1,800,000)
    (2,800,000)  With Credit Suisse for General Electric
                    Capital Corp., 3.35% dated 03/31/08, to be
                    repurchased at $2,800,261 on 04/01/08            (2,800,000)
    (4,559,000)  With Credit Suisse for General Electric
                    Capital Corp., 3.35% dated 03/31/08, to be
                    repurchased at $4,559,424 on 04/01/08            (4,559,000)
    (4,656,000)  With Credit Suisse for General Electric
                    Capital Corp., 3.35% dated 03/31/08, to be
                    repurchased at $4,656,433 on 04/01/08            (4,656,000)
    (2,800,000)  With Credit Suisse for Home Depot,
                    Inc., 3.35% dated 03/31/08, to be
                    repurchased at $2,800,261 on 04/01/08            (2,800,000)
    (5,092,500)  With Credit Suisse for Home Depot,
                    Inc., 3.35% dated 03/31/08, to be
                    repurchased at $5,092,174 on 04/01/08            (5,092,500)
    (3,900,000)  With Credit Suisse for HSBC Bank (USA)
                    NY, 3.35% dated 03/31/08, to be
                    repurchased at $3,900,363 on 04/01/08            (3,900,000)
    (2,850,000)  With Credit Suisse for HSBC Finance
                    Corp., 3.35% dated 03/31/08, to be
                    repurchased at $2,850,265 on 04/01/08            (2,850,000)
    (3,900,000)  With Credit Suisse for Jackson National
                    Life Fund, 3.35% dated 03/31/08, to be
                    repurchased at $3,900,363 on 04/01/08            (3,900,000)
    (4,750,000)  With Credit Suisse for JPMorgan Chase &
                    Co., 3.10% dated 03/31/08, to be
                    repurchased at $4,750,409 on 04/01/08            (4,750,000)
      (970,000)  With Credit Suisse for JPMorgan Chase &
                    Co., 3.35% dated 03/31/08, to be
                    repurchased at $970,090 on 04/01/08                (970,000)
      (970,000)  With Credit Suisse for JPMorgan Chase &
                    Co., 3.50% dated 03/31/08, to be
                    repurchased at $970,094 on 04/01/08                (970,000)

                                                                     MARKET
  PRINCIPAL                                                          VALUE
--------------                                                   ---------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$   (1,187,500)  With Credit Suisse for MassMutual Global
                    Funding II, 3.35% dated 03/31/08, to be
                    repurchased at $1,187,611 on 04/01/08        $   (1,187,500)
    (1,309,500)  With Credit Suisse for MassMutual Global
                    Funding II, 3.35% dated 03/31/08, to be
                    repurchased at $1,309,622 on 04/01/08            (1,309,500)
      (960,000)  With Credit Suisse for MassMutual Global
                    Funding II, 3.50% dated 03/31/08, to be
                    repurchased at $960,093 on 04/01/08                (960,000)
    (4,474,125)  With Credit Suisse for Merrill Lynch &
                    Co., Inc., 3.35% dated 03/31/08, to be
                    repurchased at $4,474,541 on 04/01/08            (4,474,125)
    (1,455,000)  With Credit Suisse for Metropolitan Global
                    Funding II, 3.35% dated 03/31/08, to be
                    repurchased at $1,455,135 on 04/01/08            (1,455,000)
    (2,880,000)  With Credit Suisse for Morgan Stanley,
                    3.35% dated 03/31/08, to be repurchased at
                    $2,880,268 on 04/01/08                           (2,880,000)
    (3,500,000)  With Credit Suisse for Morgan Stanley,
                    3.35% dated 03/31/08, to be repurchased at
                    $3,500,326 on 04/01/08                           (3,500,000)
      (950,000)  With Credit Suisse for Morgan Stanley,
                    3.35% dated 03/31/08, to be repurchased at
                    $950,088 on 04/01/08                               (950,000)
    (1,187,500)  With Credit Suisse for National City
                    Bank, 3.35% dated 03/31/08, to be
                    repurchased at $1,187,611 on 04/01/08            (1,187,500)
    (3,800,000)  With Credit Suisse for Nationwide Life Global
                    Funding, 3.35% dated 03/31/08, to be
                    repurchased at $3,800,354 on 04/01/08            (3,800,000)
    (3,880,000)  With Credit Suisse for Pepsi Bottling
                    Holdings, Inc., 3.35% dated 03/31/08, to be
                    repurchased at $3,880,361 on 04/01/08            (3,880,000)
    (4,850,000)  With Credit Suisse for Pepsi Bottling
                    Holdings, Inc., 3.35% dated 03/31/08, to be
                    repurchased at $4,850,451 on 04/01/08            (4,850,000)
    (3,800,000)  With Credit Suisse for SLM Corp., 3.35%
                    dated 03/31/08, to be repurchased at
                    $3,800,354 on 04/01/08                           (3,800,000)
    (3,880,000)  With Credit Suisse for Toyota Motor
                    Credit Corp., 3.35% dated 03/31/08, to be
                    repurchased at $3,880,361 on 04/01/08            (3,880,000)
    (6,790,000)  With Credit Suisse for Wal-Mart Stores,
                    Inc., 3.35% dated 03/31/08, to be
                    repurchased at $6,790,632 on 04/01/08            (6,790,000)
    (2,328,000)  With Credit Suisse for Wells Fargo &
                    Co., 3.35% dated 03/31/07, to be
                    repurchased at $2,328,217 on 04/01/08            (2,328,000)
                                                                 --------------
                 TOTAL REVERSE REPURCHASE AGREEMENTS
                    (Cost $(173,220,625))                          (173,220,625)
                                                                 --------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS -
   91.89%+
   (Cost $187,528,811)*                                             178,376,210
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.11%+                       15,738,060
                                                                 --------------
NET ASSETS - 100.00%+                                            $  194,114,270
                                                                 ==============

+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.

*     Aggregate cost for federal tax purposes is $187,528,811.

(a) All Corporate Notes and Bonds and U.S. Government and Agency Obligations are segregated as collateral for Reverse Repurchase Agreements as of March 31, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 4

EIP GROWTH AND INCOME FUND                                        MARCH 31, 2008

(b) Floating rate note. The interest rate shown reflects the rate in effect at March 31, 2008.
(c) Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities normally may only be resold to qualified institutional buyers. At March 31, 2008, total securities amounted to $42,609,964 or 21.95% of net assets.
(d)   Non-income producing security.
(e)   Closed-End Fund
(f) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
EMTN  Euro Medium Term Note
ETN   Exchange Traded Note
MTN   Medium Term Note
NY    New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 5

The amount of $3,219,332 in cash was segregated with the the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of March 31, 2008:

                                NUMBER OF                           UNREALIZED
SHORT FUTURES OUTSTANDING       CONTRACTS        NOTIONAL AMOUNT   APPRECIATION
--------------------------------------------------------------------------------
Canadian Dollar (06/08)             280              $27,185,200   $    826,000

The amount of $3,846,485 in cash was segregated with the custodian to cover the following total return swaps outstanding at March 31, 2008:

                                                                        UNREALIZED
                                                                       APPRECIATION/
LONG TOTAL RETURN SWAPS          EXPIRATION DATE   NOTIONAL AMOUNT     DEPRECIATION
------------------------------------------------------------------------------------
Fort Chicago Class A                09/13/2011          $2,331,025        ($ 45,974)
Inter Pipeline Fund                 09/13/2011           1,445,341          (59,058)

SHORT TOTAL RETURN SWAPS
------------------------------
iShares Dow Jones US Oil & Gas
Exploration                         10/17/2011           1,684,454           28,214
Oil Service Holders Trust           10/17/2011           3,657,570          (55,230)
                                                   ---------------------------------
                                                        $9,118,390        ($132,048)
                                                   =================================

The amount of $4,385,248 in cash was segregated with the custodian to cover call options written as of March 31, 2008:

                                                         NUMBER OF
                                                         CONTRACTS     PREMIUM
--------------------------------------------------------------------------------
Outstanding, January 1, 2008                                  2,630    $284,727
Call Options Written                                          1,402     240,211
Put Options Written                                             981      97,761
Call Options Closed                                            (460)    (98,269)
Put Options Closed                                               --          --
Call Options Expired                                           (750)    (47,469)
Put Options Expired                                            (397)    (33,737)
Call Options Exercised                                           --          --
Put Options Exercised                                           (13)     (1,222)
                                                     ---------------------------
Outstanding, December 31, 2007                                3,393    $442,002
                                                     ===========================

Premiums received and value of written options outstanding as of March 31, 2008:

                                             NUMBER OF
TYPE                                         CONTRACTS     PREMIUM      VALUE
--------------------------------------------------------------------------------
Call - Enbridge, Inc.
Strike @ $35.00 exp 07/19/08                       180    $ 75,160     $116,100
Call - Enbridge, Inc.
Strike @ $40.00 exp 04/19/08                       400      38,800       75,000
Call - Enbridge, Inc.
Strike @ $45.00 exp 07/19/08                       310      16,740       24,800
Call - Spectra Energy Corp.
Strike @ $22.50 exp 06/21/08                        50      15,850        6,125
Call - Spectra Energy Corp.
Strike @ $22.50 exp 01/17/09                       100      27,700       21,750
Call - Spectra Energy Corp.
Strike @ $25.00 exp 06/21/08                       130      22,359        3,900
Call - Spectra Energy Corp.
Strike @ $25.00 exp 09/20/08                       400      33,599       26,000
Call - Spectra Energy Corp.
Strike @ $25.00 exp 01/17/09                        82      14,104       10,045
Call - Spectra Energy Corp.
Strike @ $30.00 exp 06/21/08                        50       1,475          125
Call - UGI Corp.
Strike @ $25.00 exp 04/19/08                       170      29,239        8,925
Call - UGI Corp.
Strike @ $25.00 exp 07/19/08                       110      27,720       12,650
Call - UGI Corp.
Strike @ $30.00 exp 04/19/08                       140       3,025          700
Call - Williams Companies, Inc.
Strike @ $37.50 exp 08/16/08                       100      13,450       11,000
Call - Williams Companies, Inc.
Strike @ $40.00 exp 01/17/09                        50      12,350        7,750
                                           -------------------------------------
                                                 2,272     331,571      324,870
                                           -------------------------------------

Put - Enbridge, Inc.
Strike @ $35.00 exp 07/19/08                       440      30,360       15,400
Put - Spectra Energy Corp.
Strike @ $22.50 exp 09/20/08                       305      42,439       51,087
Put - UGI Corp.
Strike @ $22.50 exp 04/19/08                        70       3,430          875
Put - UGI Corp.
Strike @ $22.50 exp 07/19/08                        70       3,780        3,325
Put - UGI Corp.
Strike @ $25.00 exp 04/19/08                        70       9,240        4,375
Put - UGI Corp.
Strike @ $25.00 exp 07/19/08                        70      10,640        9,100
Put - UGI Corp.
Strike @ $25.00 exp 10/18/08                        21       2,142        3,833
Put - Williams Companies, Inc.
Strike @ $30.00 exp 01/17/09                        25       3,550        6,250
Put - Williams Companies, Inc.
Strike @ $27.50 exp 08/16/08                        50       4,850        4,000
                                           -------------------------------------
                                                 1,121     110,431       98,245
                                           -------------------------------------
                                                 3,393    $442,002     $423,115
                                           =====================================

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                      March 31, 2008

(1) SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at either the last quoted bid price or the mean between the most recent bid and asked priced on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the net asset value ("NAV") of EIP Growth and Income Fund's (the "Fund") shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter ("OTC") market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Fixed income securities are valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the portfolio manager acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board, and in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act").

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities
      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                      March 31, 2008

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                             OTHER FINANCIAL
                                                 INVESTMENTS IN SECURITIES   INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                       (MARKET VALUE)        APPRECIATION/DEPRECIATION)*
--------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices-Investments              $             169,285,429   $                   693,952
Level 1 - Quoted Prices-Written Options                           (423,115)                           --
Level 2 - Other Significant Observable Inputs-
Investments                                                    182,311,406                            --
Level 2 - Other Significant Observable Inputs-
Reverse Repurchase Agreements                                 (173,220,625)                           --
Level 3 - Significant Unobservable Inputs                               --                            --
TOTAL                                            $             177,953,095   $                   693,952

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

(2) MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

(3) REVERSE REPURCHASE AGREEMENTS: The Fund currently incurs leverage through the use of reverse repurchase agreements and through the use of derivatives contracts. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal in amount to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.

      Maximum amount outstanding during the period           $  175,340,625
      Average amount outstanding during the period*          $  172,070,142
      Average monthly shares outstanding during the period   $   18,669,551
      Average debt per share outstanding during the period   $         9.22

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the three months ended March 31, 2008.

Interest rates ranged from 3.10% to 3.50%, during the three months ended March 31, 2008, on borrowings by the Fund under reverse repurchase agreements. Interest expense for the three months ended March 31, 2008 aggregated $1,742,674.

(4) As of March 31, 2008, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess of tax cost over value was $5,835,137 and $14,987,738, respectively.

(5) For more information on significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.


9


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               EIP Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James Murchie
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date                       May 12, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James Murchie
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date                       May 12, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Linda Longville
                         -------------------------------------------------------
                           Linda Longville, Treasurer and Principal Financial and Accounting Officer
                           (principal financial officer)

Date                       May 12, 2008
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.